Other Gains And Losses - Summary of Other Income and Expenses, Net (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Gain (loss) on disposal of property, plant and equipment	$ 89,110	$ (61,421)	$ 7,029
Donations	(45,038)	(46,158)	(52,706)
Technical services and assistance	9,878	10,900	23,123
Personal asset tax – Substitute taxpayer	0	(6,037)	(22,056)
Gain over tax credit assignment	92,210	13,366	14,457
Contingencies	(59,148)	(45,786)	(83,255)
Leases	109,731	195,701	183,136
Service fee from ADS Depositary bank	50,456	60,564
Collection of loss	0	85,177
Miscellaneous	(37,759)	15,858	22,678
Total	$ 209,440	$ 222,164	$ 92,406